RESTATEMENT (Details 1) - USD ($)		3 Months Ended			6 Months Ended			12 Months Ended
		Feb. 28, 2018		Feb. 28, 2017	Feb. 28, 2018		Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Consolidated Statements of Operations
Research and development	[1]	$ 647,467			$ 680,543
Total Operating Expenses		798,464	[1]	$ 11,995	1,075,521	[1]	$ 21,512	$ 232,789	$ 29,690
Loss from Operations		(798,464)	[1]	(11,995)	(1,075,521)	[1]	(21,512)	(232,789)	(29,690)
NET LOSS		(798,464)	[1]	(13,011)	(1,075,521)	[1]	(22,528)	(234,889)	(29,690)
TOTAL COMPREHENSIVE LOSS		$ (799,718)	[1]	$ (13,011)	$ (1,077,800)	[1]	$ (22,528)	$ (234,232)	$ (29,690)
Basic and Diluted Loss per Common Share (in dollars per share)		$ (0.07)	[1]	$ (0.00)	$ (0.10)	[1]	$ (0.00)	$ (0.03)	$ (0.00)
Originally Reported
Consolidated Statements of Operations
Research and development		$ 477,357			$ 510,433
Total Operating Expenses		628,354			905,411
Loss from Operations		(628,354)			(905,411)
NET LOSS		(628,354)			(905,411)
TOTAL COMPREHENSIVE LOSS		$ (629,608)			$ (907,690)
Basic and Diluted Loss per Common Share (in dollars per share)		$ (0.05)			$ (0.08)
Restatement Adjustment
Consolidated Statements of Operations
Research and development		$ 170,110			$ 170,110
Total Operating Expenses		170,110			170,110
Loss from Operations		(170,110)			(170,110)
NET LOSS		(170,110)			(170,110)
TOTAL COMPREHENSIVE LOSS		$ (170,110)			$ (170,110)
Basic and Diluted Loss per Common Share (in dollars per share)		$ (0.02)			$ (0.02)

[1]	Restated